Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 461,799	$ 457,963
Accumulated Amortization	(374,471)	(350,689)
Net Book Value	87,328	107,274
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,100	299,100
Accumulated Amortization	(252,136)	(236,375)
Net Book Value	46,964	62,725
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,142	10,127
Accumulated Amortization	(7,067)	(5,752)
Net Book Value	8,075	4,375
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,991	26,212
Accumulated Amortization	(19,966)	(19,067)
Net Book Value	6,025	7,145
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,936	102,984
Accumulated Amortization	(76,813)	(70,353)
Net Book Value	26,123	32,631
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,630	19,540
Accumulated Amortization	(18,489)	(19,142)
Net Book Value	$ 141	$ 398